OTHER CURRENT ASSETS - Summary of other current assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)
Other Assets [Abstract]
Proceeds from sale of buildings		¥ 100,300
Allocated proceeds from court	¥ 95,000
Deconsolidated part of assets in variable interest entity	5,000
Deposit for share settlement	¥ 21,341	¥ 19,279	$ 3,000